Summary of Significant Accounting Policies - Schedule of Total Revenue and Account Receivables (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Customer A [Member] | Revenue from Contract with Customer Benchmark [Member]
Schedule of Total Revenue and Account Receivables [Line Items]
Concentration risk, percentage		[1]		[1]	30.00%
Customer A [Member] | Accounts Receivable [Member]
Schedule of Total Revenue and Account Receivables [Line Items]
Concentration risk, percentage	10.00%		18.00%
Customer B [Member] | Revenue from Contract with Customer Benchmark [Member]
Schedule of Total Revenue and Account Receivables [Line Items]
Concentration risk, percentage		[1]		[1]	16.00%
Customer C [Member] | Revenue from Contract with Customer Benchmark [Member]
Schedule of Total Revenue and Account Receivables [Line Items]
Concentration risk, percentage	21.00%		16.00%			[1]
Customer C [Member] | Accounts Receivable [Member]
Schedule of Total Revenue and Account Receivables [Line Items]
Concentration risk, percentage	17.00%		33.00%

[1]	The percentage was below 10% for the period